Finance Costs - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Analysis of Finance Costs [abstract]
Bank loans	$ 292,162		$ 271,221	$ 254,892
Lease liabilities	19,052		19,902	18,757
Less: Amounts capitalized in qualifying assets	(10,331)		(12,542)	(7,692)
Interest expense	300,883		278,581	265,957
Finance expense	402		359	433
Finance costs	$ 301,285	$ 9,604	$ 278,940	$ 266,390